Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 68,690	$ 78,541
Restricted cash	10	310
Accounts receivable, net	42,445	46,494
Inventories	10,251	10,468
Prepaid expenses and other current assets	10,099	8,268
Asset held for sale	3,907	0
Total current assets, continuing operations	135,402	144,081
Current assets from discontinued operations	0	3,489
Total current assets	135,402	147,570
Vessels, port terminals and other fixed assets, net	488,642	495,919
Investment in affiliate company	130,271	99,292
Other long-term assets	23,189	19,454
Operating lease assets	20,573	11,787
Intangible assets other than goodwill	46,103	46,193
Goodwill	104,096	104,096
Total non-current assets	812,874	776,741
Total assets	948,276	924,311
Current liabilities
Accounts payable	27,985	21,638
Accrued expenses and other liabilities	42,834	39,852
Deferred income and cash received in advance	4,639	4,271
Operating lease liabilities, current portion	2,704	834
Due to affiliate companies	$ 2,304	$ 1,642
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Current portion of long-term debt, net	$ 23,371	$ 23,544
Current portion of promissory note	0	10,000
Current portion of senior and ship mortgage notes, net	8,626	0
Total current liabilities, continuing operations	112,463	101,781
Current liabilities from discontinued operations	0	6,082
Total current liabilities	112,463	107,863
Senior and ship mortgage notes, net of current portion	490,107	496,608
Long-term debt, net of current portion	21,924	35,769
Convertible debenture payable to affiliate companies	121,202	118,833
Deferred voyage revenue, non-current portion	0	1,313
Other long-term liabilities and deferred income	885	927
Operating lease liabilities, net of current portion	17,867	10,953
Deferred tax liability	9,803	9,954
Total non-current liabilities	661,788	674,357
Total liabilities	774,251	782,220
Commitments and contingencies	0	0
Preferred Stock — $0.0001 par value, authorized 1,000,000 shares, 16,988 issued and outstanding as of both June 30, 2023 and December 31, 2022, respectively.	0	0
Common stock — $0.0001 par value, authorized 250,000,000 shares, 22,826,450 issued and outstanding as of both June 30, 2023 and December 31, 2022, respectively.	2	2
Additional paid-in capital	664,975	664,932
Accumulated deficit	(546,108)	(576,053)
Total Navios Holdings stockholders’ equity	118,869	88,881
Noncontrolling interest	55,156	53,210
Total stockholders’ equity	174,025	142,091
Total liabilities and stockholders’ equity	$ 948,276	$ 924,311